Note 10 - Change in Accrued Warranty Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change In Accrued Warranty Obligations [Abstract]
Accrued warranty obligations	$ 4	$ 12
Actual warranty experience	(6)	(14)
Warranty provisions	5	6
Accrued warranty obligations	$ 3	$ 4